Segment Information (Notes)	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Segment Information

The Company is organized in two operating segments, Long-Term Care Group ("LTC") and Specialty Care Group ("SCG"). These segments are based on the operations of the underlying businesses and the customers they serve. The Company's larger reportable segment is LTC, which primarily provides distribution of pharmaceuticals, related pharmacy consulting and other ancillary services. LTC's customers are primarily skilled nursing, assisted living and other providers of healthcare services. The Company’s other reportable segment is SCG, which provides specialty pharmacy and key commercialization services for the biopharmaceutical industry. The primary components of the "Corporate/Other" segment are the Company's corporate management oversight and administration, including its information technology and data management services, as well as other consolidating and eliminating entries, which have not been charged to reportable segments. The Company evaluates the performance of its segments based on revenue and operating income, and does not include segment assets or nonoperating income/expense items for management reporting purposes.

The table below presents information about the segments as of and for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	For the years ended December 31,
2013:	LTC	SCG	Corporate/Other	Consolidated Totals
Net sales	$4,627,871	$1,384,003	$1,524	$6,013,398
Depreciation and amortization expense	(71,310)	(4,539)	(57,111)	(132,960)
Settlement, litigation and other related charges	(167,465)	—	—	(167,465)
Other charges, net	(45,950)	—	(53,852)	(99,802)
Operating income (loss) from continuing operations	420,646	113,243	(236,035)	297,854
2012:
Net sales	$4,789,551	$1,078,627	$10,286	$5,878,464
Depreciation and amortization expense	(69,582)	(8,431)	(50,524)	(128,537)
Settlement, litigation and other related charges	(49,175)	(200)	—	(49,375)
Other charges, net	(2,568)	—	(63,145)	(65,713)
Operating income (loss) from continuing operations	562,379	92,671	(244,715)	410,335
2011:
Net sales	$5,060,387	$820,965	$15,254	$5,896,606
Depreciation and amortization expense	(64,589)	(8,638)	(52,427)	(125,654)
Settlement, litigation and other related charges	(55,031)	—	—	(55,031)
Other charges, net	(15,049)	—	(1,044)	(16,093)
Operating income (loss) from continuing operations	476,418	69,038	(142,795)	402,661

The Company's continuing operations were primarily located in the U.S. with one pharmacy located in Canada, which was not material to the consolidated sales or total assets of Omnicare and was disposed of in the third quarter of 2012.